Debt (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Debt

	2018
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2028	1.58% to 4.90%	779,592
Long-term variable rate debt	2028	2.67% to 3.91%	367,656
Loans payables	2019	3.41% to 3.71%	140,000

			1,287,248
Current maturities			(311,965)

Long-term debt			$975,283

	2017
	Due through	Effective rates ranged	Carrying Amount
Long-term fixed rate debt	2025	1.81% to 5.58%	$626,150
Long-term variable rate debt	2027	1.54% to 3.04%	420,634
Loans payables	2018	2.33% to 2.58%	127,797

			1,174,581
Current maturities			(298,462)

Long-term debt			$876,119

Summary of Maturities of Long-term Debt	Maturities of long-term debt for the next five years are as follows:

Year ending December 31,
2019	311,965
2020	128,842
2021	111,469
2022	104,893
2023	83,499
Thereafter	546,580

$1,287,248

Summary of Finance Cost and Income

The detail of finance cost and income is as follows:

	2018	2017	2016
Finance income -
Interest income on short-term bank deposits	$1,670	$1,499	$675
Interest income on investment	21,958	16,440	12,325

	$23,628	$17,939	$13,000

Finance cost -
Interests expense on bank loans	$(34,687)	$(32,599)	$(32,647)
Interest on factoring	(1,163)	(2,624)	(4,377)

	$(35,850)	$(35,223)	$(37,024)

Changes in Liabilities Arising from Financing Activities

Changes in liabilities arising from financing activities:

	2017	Cash flows	New debt	Non-cash transactions	2018
Debt
Obligations under finance leases	$522,690	$(34,899)	$—	$289,000	$776,791
Debt	651,891	(366,434)	225,000	—	510,457

Total liabilities from financing activities	$1,174,581	$(401,333)	$225,000	$289,000	$1,287,248